Income tax	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income tax	Income tax
(a)    Deferred income tax
Deferred tax assets (DTA) and deferred tax liabilities (DTL) are comprised of the main following components:

	Balance Sheet		Net change in the year
	2021	2020	2021	2020	2019

Tax losses carryforwards	108,138	7,382	100,756	(9,764)	(38,212)
Goodwill on business combinations (i)	12,429	22,838	(10,409)	535	(37,690)
Provisions for IFAs’ commissions	76,974	94,544	(17,570)	26,503	37,010
Revaluations of financial assets at fair value	173,740	(16,780)	190,520	(42,039)	23,862
Expected credit losses	43,931	19,444	24,487	13,778	2,587
Profit sharing plan	260,865	164,808	96,057	23,672	141,136
Net gain on hedge instruments	28,124	20,987	7,137	57,371	(34,943)
Share-based compensation	385,594	115,976	269,618	113,025	2,950
Other provisions	154,340	67,495	86,845	34,211	42,301
Total	1,244,135	496,694	747,441	217,292	139,001
Deferred tax assets	1,273,069	505,046
Deferred tax liabilities	(28,934)	(8,352)

(i)	For tax purposes, goodwill is amortized over 5 years on a straight-line basis when the entity acquired is sold or merged into another entity.
The changes in the net deferred tax were recognized as follows:

	2021	2020	2019

At January 1	496,694	279,401	140,400
Foreign exchange variations	(16,949)	6,372	(3,461)
Charges to statement of income	387,551	196,498	139,411
Tax relating to components of other comprehensive income	376,839	14,423	3,051
At December 31	1,244,135	496,694	279,401
Unrecognized deferred taxes
Deferred tax assets are recognized for tax losses to the extent that the realization of the related tax benefit against future taxable profits is probable. The Group did not recognize deferred tax assets of R$39,446 (2020 - R$37,309) mainly in respect of losses from subsidiaries overseas and that can be carried forward and used against future taxable income.
(b)    Income tax expense reconciliation
The tax on the Group's pre-tax profit differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities. The following is a reconciliation of income tax expense to profit (loss) for the year, calculated by applying the combined Brazilian statutory rates at 34% for the year ended December 31:

	2021	2020	2019

Income before taxes	3,815,174	2,421,413	1,544,109
Combined tax rate in Brazil (a)	34.00%	34.00%	34.00%
Tax expense at the combined rate	1,297,159	823,280	524,997

Loss (income from entities not subject to deferred taxation	554	(12,470)	(9,551)
Effects from entities taxed at different rates	146,377	35,377	25,948
Effects from entities taxed at different taxation regimes (b)	(1,128,400)	(443,579)	(24,089)
Intercompany transactions with different taxation regimes	(79,055)	(74,289)	(50,138)
Tax incentives	(21,036)	(14,354)	(9,772)
Non-deductible expenses (non-taxable income)	25,216	49,640	33,854
Others	(18,101)	(23,681)	(36,624)
Total	222,714	339,924	454,625
Effective tax rate	5.84%	14.04%	29.44%

Current	610,265	536,422	594,037
Deferred	(387,551)	(196,498)	(139,412)
Total expense	222,714	339,924	454,625

(a)
Considering that XP Inc. is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% demonstrated above is the current rate applied to XP Investimentos S.A. which is the holding company of all operating entities of XP Inc. in Brazil.

(b)	Certain eligible subsidiaries adopted the PPM tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries. Additionally, some entities and investment funds adopt different taxation regimes according to the applicable rules in their jurisdictions.
Other comprehensive income
The tax (charge)/credit relating to components of other comprehensive income is as follows:

	Before tax	(Charge) / Credit	After tax

Foreign exchange variation of investees located abroad	6,823	—	6,823
Gains (losses) on net investment hedge	(10,543)	3,410	(7,133)
Changes in the fair value of financial assets at fair value	1,057	(359)	698
As of December 31, 2019	(2,663)	3,051	388

Foreign exchange variation of investees located abroad	57,439	—	57,439
Gains (losses) on net investment hedge	(91,762)	31,199	(60,563)
Changes in the fair value of financial assets at fair value	40,979	(16,776)	24,203
As of December 31, 2020	6,656	14,423	21,079

Foreign exchange variation of investees located abroad	20,977	—	20,977
Gains (losses) on net investment hedge	(29,700)	10,942	(18,758)
Changes in the fair value of financial assets at fair value	(914,914)	365,897	(549,017)
As of December 31, 2021	(923,637)	376,839	(546,798)